SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (7,971)	$ (5,214)	$ (891)
Total property, plant and equipment, net	144,256	128,162	28,506
Building [Member]
Property, Plant and Equipment [Line Items]
Assets under construction	88,397	55,824	9,046
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Assets under construction	5,447	5,336	957
Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Assets under construction		3,670
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Assets under construction	531	378	55
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Assets under construction	$ 57,852	68,168	$ 19,340
Kalera A S [Member]
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		(2,761)
Total property, plant and equipment, net		128,162
Kalera A S [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Assets under construction		53,590
Kalera A S [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Assets under construction		5,223
Kalera A S [Member] | Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Assets under construction		3,659
Kalera A S [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Assets under construction		244
Kalera A S [Member] | Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Assets under construction		$ 68,207